Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 64.6%
Large-Cap 49.8%
Schwab Fundamental US Large Company Index Fund	5,131,672	116,129,749
Schwab S&P 500 Index Fund	3,732,682	258,189,617
Schwab U.S. Large-Cap Growth Index Fund	486,759	40,079,700
		414,399,066
Small-Cap 14.8%
Schwab Fundamental US Small Company Index Fund	2,248,550	37,056,104
Schwab Small-Cap Index Fund	2,640,358	85,706,011
		122,762,115
		537,161,181

International Stocks 30.1%
Developed Markets 25.0%
Schwab Fundamental International Large Company Index Fund	4,944,012	50,527,807
Schwab Fundamental International Small Company Index Fund	3,057,018	41,453,159
Schwab International Index Fund	5,093,565	115,929,543
		207,910,509
Emerging Markets 5.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	4,155,905	41,974,642
		249,885,151

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate 4.9%
U.S. REITs 4.9%
Schwab U.S. REIT ETF	844,970	40,981,045
Total Affiliated Underlying Funds (Cost $453,936,843)		828,027,377

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Time Deposits 0.4%
Barclays Capital, Inc.
0.01%, 02/01/22 (a)	3,624,836	3,624,836
Total Short-Term Investments (Cost $3,624,836)		3,624,836
Total Investments in Securities (Cost $457,561,679)		831,652,213

(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 64.6%
Large-Cap 49.8%
Schwab Fundamental US Large Company Index Fund	$116,756,387	$5,526,670	($3,360,703)	$22,991	($2,815,596)	$116,129,749	5,131,672	$5,526,670
Schwab S&P 500 Index Fund	272,314,653	3,432,484	(9,888,583)	5,659,633	(13,328,570)	258,189,617	3,732,682	3,432,484
Schwab U.S. Large-Cap Growth Index Fund	43,676,384	756,734	(1,000,000)	444,296	(3,797,714)	40,079,700	486,759	756,734
						414,399,066
Small-Cap 14.8%
Schwab Fundamental US Small Company Index Fund	38,611,103	4,295,785	—	—	(5,850,784)	37,056,104	2,248,550	4,295,785
Schwab Small-Cap Index Fund	88,250,003	14,883,912	—	—	(17,427,904)	85,706,011	2,640,358	7,183,912
						122,762,115
						537,161,181

International Stocks 30.1%
Developed Markets 25.0%
Schwab Fundamental International Large Company Index Fund	51,138,365	3,424,957	(2,500,000)	(38,890)	(1,496,625)	50,527,807	4,944,012	1,924,957
Schwab Fundamental International Small Company Index Fund	42,258,117	4,441,864	—	—	(5,246,822)	41,453,159	3,057,018	2,441,864
Schwab International Index Fund	118,493,690	6,724,893	(1,000,000)	(70,215)	(8,218,825)	115,929,543	5,093,565	3,924,893
						207,910,509
Emerging Markets 5.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	42,507,983	2,909,360	(3,000,000)	75,483	(518,184)	41,974,642	4,155,905	1,909,360
						249,885,151

Real Estate 4.9%
U.S. REITs 4.9%
Schwab U.S. REIT ETF	43,312,349	—	(2,096,067)	335,721	(570,958)	40,981,045	844,970	297,546
Total Affiliated Underlying Funds	$857,319,034	$46,396,659	($22,845,353)	$6,429,019	($59,271,982)	$828,027,377		$31,694,205

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$828,027,377	$—	$—	$828,027,377
Short-Term Investments[1]	—	3,624,836	—	3,624,836
Total	$828,027,377	$3,624,836	$—	$831,652,213

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 56.0%
Large-Cap 43.6%
Schwab Fundamental US Large Company Index Fund	5,244,329	118,679,161
Schwab S&P 500 Index Fund	3,827,982	264,781,516
Schwab U.S. Large-Cap Growth Index Fund	370,390	30,497,911
		413,958,588
Small-Cap 12.4%
Schwab Fundamental US Small Company Index Fund	2,188,585	36,067,878
Schwab Small-Cap Index Fund	2,533,689	82,243,545
		118,311,423
		532,270,011

International Stocks 20.2%
Developed Markets 16.8%
Schwab Fundamental International Large Company Index Fund	3,775,029	38,580,799
Schwab Fundamental International Small Company Index Fund	2,322,924	31,498,845
Schwab International Index Fund	3,955,586	90,029,142
		160,108,786
Emerging Markets 3.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,187,604	32,194,804
		192,303,590

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	774,411	37,558,934

SECURITY	NUMBER OF SHARES	VALUE ($)
Fixed Income 15.9%
Intermediate-Term Bond 15.9%
Schwab U.S. Aggregate Bond Index Fund	14,827,134	150,791,950

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	24,567,679	24,572,592
Total Affiliated Underlying Funds (Cost $544,714,833)		937,497,077

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Time Deposits 1.5%
Royal Bank of Canada
0.01%, 02/01/22 (b)	4,612,302	4,612,302
Sumitomo Mitsui Trust Bank, Ltd.
0.01%, 02/01/22 (b)	9,370,276	9,370,276
Total Short-Term Investments (Cost $13,982,578)		13,982,578
Total Investments in Securities (Cost $558,697,411)		951,479,655

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 56.0%
Large-Cap 43.6%
Schwab Fundamental US Large Company Index Fund	$118,042,501	$5,587,548	($2,140,701)	$34,180	($2,844,367)	$118,679,161	5,244,329	$5,587,548
Schwab S&P 500 Index Fund	277,499,962	3,528,504	(8,431,584)	4,710,927	(12,526,293)	264,781,516	3,827,982	3,528,504
Schwab U.S. Large-Cap Growth Index Fund	33,120,533	587,210	(663,202)	36,507	(2,583,137)	30,497,911	370,390	587,210
						413,958,588
Small-Cap 12.4%
Schwab Fundamental US Small Company Index Fund	37,581,408	4,181,223	—	—	(5,694,753)	36,067,878	2,188,585	4,181,223
Schwab Small-Cap Index Fund	87,328,739	12,052,100	—	—	(17,137,294)	82,243,545	2,533,689	7,052,100
						118,311,423
						532,270,011

International Stocks 20.2%
Developed Markets 16.8%
Schwab Fundamental International Large Company Index Fund	39,004,287	2,670,371	(1,900,000)	(7,712)	(1,186,147)	38,580,799	3,775,029	1,470,371
Schwab Fundamental International Small Company Index Fund	32,131,665	3,355,489	—	—	(3,988,309)	31,498,845	2,322,924	1,855,489
Schwab International Index Fund	89,825,363	6,521,946	—	—	(6,318,167)	90,029,142	3,955,586	3,021,946
						160,108,786
Emerging Markets 3.4%
Schwab Fundamental Emerging Markets Large Company Index Fund	33,053,688	1,449,004	(1,900,000)	66,722	(474,610)	32,194,804	3,187,604	1,449,004
						192,303,590

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	40,246,572	—	(2,550,002)	447,972	(585,608)	37,558,934	774,411	276,485

Fixed Income 15.9%
Intermediate-Term Bond 15.9%
Schwab U.S. Aggregate Bond Index Fund	155,413,117	3,443,270	(4,000,000)	(176,792)	(3,887,645)	150,791,950	14,827,134	785,042

Money Market Funds 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares	24,572,691	2,943	(586)	—	(2,456)	24,572,592	24,567,679	2,297
Total Affiliated Underlying Funds	$967,820,526	$43,379,608	($21,586,075)	$5,111,804	($57,228,786)	$937,497,077		$29,797,219

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$937,497,077	$—	$—	$937,497,077
Short-Term Investments[1]	—	13,982,578	—	13,982,578
Total	$937,497,077	$13,982,578	$—	$951,479,655

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 41.8%
Large-Cap 32.9%
Schwab Fundamental US Large Company Index Fund	2,560,329	57,940,245
Schwab S&P 500 Index Fund	1,929,951	133,494,710
Schwab U.S. Large-Cap Growth Index Fund	226,476	18,648,036
		210,082,991
Small-Cap 8.9%
Schwab Fundamental US Small Company Index Fund	1,061,007	17,485,390
Schwab Small-Cap Index Fund	1,201,923	39,014,430
		56,499,820
		266,582,811

International Stocks 15.3%
Developed Markets 12.6%
Schwab Fundamental International Large Company Index Fund	1,971,615	20,149,903
Schwab Fundamental International Small Company Index Fund	1,171,603	15,886,931
Schwab International Index Fund	1,958,678	44,579,508
		80,616,342
Emerging Markets 2.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,680,494	16,972,988
		97,589,330

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	383,362	18,593,057

Fixed Income 36.0%
Intermediate-Term Bond 35.1%
Schwab U.S. Aggregate Bond Index Fund	21,976,722	223,503,258
SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	610,932	6,115,433
		229,618,691

Money Market Funds 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	16,767,613	16,770,967
Total Affiliated Underlying Funds (Cost $428,863,187)		629,154,856

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Time Deposits 1.5%
Barclays Capital, Inc.
0.01%, 02/01/22 (b)	6,310,920	6,310,920
Royal Bank of Canada
0.01%, 02/01/22 (b)	3,124,714	3,124,714
Total Short-Term Investments (Cost $9,435,634)		9,435,634
Total Investments in Securities (Cost $438,298,821)		638,590,490

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 41.8%
Large-Cap 32.9%
Schwab Fundamental US Large Company Index Fund	$59,085,860	$2,796,831	($2,559,596)	$43,478	($1,426,328)	$57,940,245	2,560,329	$2,796,831
Schwab S&P 500 Index Fund	139,218,494	3,276,533	(5,165,702)	2,890,463	(6,725,078)	133,494,710	1,929,951	1,776,532
Schwab U.S. Large-Cap Growth Index Fund	19,858,952	352,089	—	—	(1,563,005)	18,648,036	226,476	352,089
						210,082,991
Small-Cap 8.9%
Schwab Fundamental US Small Company Index Fund	18,219,135	2,027,021	—	—	(2,760,766)	17,485,390	1,061,007	2,027,021
Schwab Small-Cap Index Fund	40,657,077	6,344,428	—	—	(7,987,075)	39,014,430	1,201,923	3,244,429
						56,499,820
						266,582,811

International Stocks 15.3%
Developed Markets 12.6%
Schwab Fundamental International Large Company Index Fund	20,061,722	1,199,176	(500,000)	(3,820)	(607,175)	20,149,903	1,971,615	749,176
Schwab Fundamental International Small Company Index Fund	15,945,045	1,935,844	—	—	(1,993,958)	15,886,931	1,171,603	935,845
Schwab International Index Fund	45,041,593	3,730,378	(1,053,205)	(5,102)	(3,134,156)	44,579,508	1,958,678	1,530,377
						80,616,342
Emerging Markets 2.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	15,913,718	1,220,574	—	—	(161,304)	16,972,988	1,680,494	720,574
						97,589,330

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	20,281,510	—	(1,648,366)	290,303	(330,390)	18,593,057	383,362	139,329

Fixed Income 36.0%
Intermediate-Term Bond 35.1%
Schwab U.S. Aggregate Bond Index Fund	228,337,823	6,146,851	(5,000,000)	(205,004)	(5,776,412)	223,503,258	21,976,722	1,153,334
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	6,193,020	32,156	—	—	(109,743)	6,115,433	610,932	32,136
						229,618,691

Money Market Funds 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares	16,771,034	2,010	(400)	—	(1,677)	16,770,967	16,767,613	1,566
Total Affiliated Underlying Funds	$645,584,983	$29,063,891	($15,927,269)	$3,010,318	($32,577,067)	$629,154,856		$15,459,239

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022 (see financial note for additional information):

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$629,154,856	$—	$—	$629,154,856
Short-Term Investments[1]	—	9,435,634	—	9,435,634
Total	$629,154,856	$9,435,634	$—	$638,590,490

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 27.9%
Large-Cap 22.0%
Schwab Fundamental US Large Company Index Fund	874,853	19,797,919
Schwab S&P 500 Index Fund	650,933	45,025,022
Schwab U.S. Large-Cap Growth Index Fund	72,751	5,990,313
		70,813,254
Small-Cap 5.9%
Schwab Fundamental US Small Company Index Fund	344,565	5,678,437
Schwab Small-Cap Index Fund	409,696	13,298,728
		18,977,165
		89,790,419

International Stocks 10.2%
Developed Markets 8.4%
Schwab Fundamental International Large Company Index Fund	659,542	6,740,518
Schwab Fundamental International Small Company Index Fund	395,468	5,362,544
Schwab International Index Fund	662,084	15,069,032
		27,172,094
Emerging Markets 1.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	571,557	5,772,722
		32,944,816

Real Estate 1.9%
U.S. REITs 1.9%
Schwab U.S. REIT ETF	126,680	6,143,980

SECURITY	NUMBER OF SHARES	VALUE ($)
Fixed Income 56.0%
Intermediate-Term Bond 55.0%
Schwab U.S. Aggregate Bond Index Fund	17,409,240	177,051,969
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	313,891	3,142,045
		180,194,014

Money Market Funds 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	9,218,951	9,220,795
Total Affiliated Underlying Funds (Cost $250,621,915)		318,294,024

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Time Deposits 1.0%
DnB Bank ASA
0.01%, 02/01/22 (b)	3,194,920	3,194,920
Total Short-Term Investments (Cost $3,194,920)		3,194,920
Total Investments in Securities (Cost $253,816,835)		321,488,944

(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.9% OF NET ASSETS

U.S. Stocks 27.9%
Large-Cap 22.0%
Schwab Fundamental US Large Company Index Fund	$20,049,297	$949,036	($728,281)	$11,261	($483,394)	$19,797,919	874,853	$949,036
Schwab S&P 500 Index Fund	47,404,594	1,605,949	(2,700,486)	1,128,600	(2,413,635)	45,025,022	650,933	605,949
Schwab U.S. Large-Cap Growth Index Fund	6,958,268	123,367	(566,802)	182,547	(707,067)	5,990,313	72,751	123,367
						70,813,254
Small-Cap 5.9%
Schwab Fundamental US Small Company Index Fund	5,916,724	658,281	—	—	(896,568)	5,678,437	344,565	658,281
Schwab Small-Cap Index Fund	14,217,551	2,484,558	(618,309)	(79,152)	(2,705,920)	13,298,728	409,696	1,134,557
						18,977,165
						89,790,419

International Stocks 10.2%
Developed Markets 8.4%
Schwab Fundamental International Large Company Index Fund	6,690,648	472,771	(220,502)	(10,023)	(192,376)	6,740,518	659,542	252,770
Schwab Fundamental International Small Company Index Fund	5,744,117	315,889	—	—	(697,462)	5,362,544	395,468	315,889
Schwab International Index Fund	15,566,944	916,715	(337,134)	(12,132)	(1,065,361)	15,069,032	662,084	516,716
						27,172,094
Emerging Markets 1.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	5,328,747	495,076	—	—	(51,101)	5,772,722	571,557	245,076
						32,944,816

Real Estate 1.9%
U.S. REITs 1.9%
Schwab U.S. REIT ETF	6,912,401	—	(739,082)	103,645	(132,984)	6,143,980	126,680	47,487

Fixed Income 56.0%
Intermediate-Term Bond 55.0%
Schwab U.S. Aggregate Bond Index Fund	183,900,598	3,017,742	(5,095,447)	(213,884)	(4,557,040)	177,051,969	17,409,240	927,227
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	3,181,909	16,521	—	—	(56,385)	3,142,045	313,891	16,510
						180,194,014

Money Market Funds 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares	9,220,832	1,105	(220)	—	(922)	9,220,795	9,218,951	862
Total Affiliated Underlying Funds	$331,092,630	$11,057,010	($11,006,263)	$1,110,862	($13,960,215)	$318,294,024		$5,793,727

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$318,294,024	$—	$—	$318,294,024
Short-Term Investments[1]	—	3,194,920	—	3,194,920
Total	$318,294,024	$3,194,920	$—	$321,488,944

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JAN22